Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 3,069	$ 3,448	$ 3,432
Expected amortization expense in year 2014	1,938
Expected amortization expense in year 2015	1,290
Expected amortization expense in year 2016	711
Expected amortization expense in year 2017	329
Expected amortization expense in year 2018	$ 188